Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 20,024	$ 56,791
Short-term deposits		128,363	117,568
Trade accounts receivables		11,514	7,095
Prepaid expenses and other current assets		4,793	8,255
Inventories		23,816	9,322
TOTAL CURRENT ASSETS		188,510	199,031
LONG-TERM ASSETS:
Property and equipment, net		2,790	2,741
Operating lease right-of-use assets		3,824
Other assets		535	828
TOTAL LONG-TERM ASSETS		7,149	3,569
TOTAL ASSETS		195,659	202,600
CURRENT LIABILITIES:
Trade accounts payable		10,651	4,493
Accrued compensation		6,206	4,583
Current maturities of operating leases liabilities		1,811
Other current liabilities		6,121	6,623
TOTAL CURRENT LIABILITIES		24,789	15,699
LONG-TERM LIABILITIES:
Forfeiture Shares, no par value: 1,006,250 shares authorized, issued and outstanding as of December 31, 2022, and 2021;		1,751	4,658
Operating leases liabilities		1,624
Other long-term liabilities		54	46
TOTAL LONG-TERM LIABILITIES		3,429	4,704
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES		28,218	20,403
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of December 31, 2022, and 2021; 98,876,266 and 97,122,405 shares issued and outstanding as of December 31, 2022 and 2021, respectively (excluding 1,006,250 Ordinary shares subject to forfeiture)		49	49
Additional paid-in capital		325,067	312,156
Accumulated deficit		(157,675)	(130,008)
TOTAL SHAREHOLDERS’ EQUITY	[1]	167,441	182,197
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 195,659	$ 202,600

[1]	Excluding 1,006,250 Forfeiture Shares.